Accumulated other comprehensive income (loss), net of tax (Tables)	12 Months Ended
Mar. 31, 2026
Accumulated Other Comprehensive Income (Loss) [Line Items]
Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net of Tax ("AOCI")
Changes in each component of AOCI for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	2024	2025	2026
	(in millions of yen)
AOCI, balance at beginning of fiscal year	649,395	984,578	931,779

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year	(31,084)	2,061	(36,056)
Unrealized holding gains (losses) during year	20,972	(48,349)	(101,373)
Less: reclassification adjustments for losses (gains) included in net income	12,173	10,231	54,563

Change during year	33,145	(38,118)	(46,810)

Balance at end of fiscal year	2,061	(36,056)	(82,866)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	227,660	467,864	517,081
Foreign currency translation adjustments during year	258,887	52,255	312,124
Less: reclassification adjustments for losses (gains) included in net income	(18,682)	(3,038)	(6,566)

Change during year	240,204	49,217	305,558

Balance at end of fiscal year	467,864	517,081	822,639

Defined benefit plan adjustments:
Balance at beginning of fiscal year	423,677	499,663	422,515
Unrealized gains (losses) during year	97,847	(42,062)	181,244
Less: reclassification adjustments for losses (gains) included in net income	(21,861)	(35,086)	(27,714)

Change during year	75,986	(77,148)	153,530

Balance at end of fiscal year	499,663	422,515	576,045

Own credit risk adjustments:
Balance at beginning of fiscal year	29,142	14,990	28,239
Unrealized gains (losses) during year	(15,403)	12,850	(6,076)
Less: reclassification adjustments for losses (gains) included in net income	1,251	399	(69)

Change during year	(14,152)	13,249	(6,145)

Balance at end of fiscal year	14,990	28,239	22,095
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	335,184	(52,799)	406,133

AOCI, balance at end of fiscal year	984,578	931,779	1,337,912

Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income
The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2026:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	(79,123)	24,560	(54,563)	—	(54,563)	Investment gains (losses)—net
Foreign currency translation adjustments	6,566	—	6,566	—	6,566	Foreign exchange gains (losses)—net Other noninterest income
Defined benefit plan adjustments	40,220	(12,509)	27,711	2	27,714	Salaries and employee benefits
Own credit risk adjustments	100	(32)	69	—	69	Other noninterest income (expenses)

Total	(32,237)	12,020	(20,217)	2	(20,215)

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense (benefit) and Net income (loss), respectively.